FAIR VALUE MEASUREMENT - changes in level 3 (Details) - Level 3 $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
FAIR VALUE MEASUREMENT
Fair value as beginning balance	$ 2,106
Payment	(249)
Change in fair value	(903)
Fair value as ending balance	954
Accrued expenses and other payables
FAIR VALUE MEASUREMENT
Fair value as beginning balance	729
Payment	(249)
Change in fair value	(375)
Classification of current maturity	416
Fair value as ending balance	521
Other long- term liabilities
FAIR VALUE MEASUREMENT
Fair value as beginning balance	1,377
Change in fair value	(528)
Classification of current maturity	(416)
Fair value as ending balance	$ 433